Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
Note 15. Net Loss Per Share
We compute net loss per share of Class A Common Stock and Class B Common Stock under the two-class
method required for multiple classes of common stock and participating securities. The rights, including the liquidation and dividend rights, of the Class A Common Stock and Class B Common Stock are substantially identical, other than voting rights. The shares of Class C Common Stock are deemed to be a non-economic
interest. Accordingly, only the Class A Common Stock and Class B Common Stock share in our net losses.
On February 26, 2021, in connection with the Settlement Agreement (as defined in Note 17), all of the outstanding shares of Class B Common Stock were automatically converted into shares of Class A Common Stock and the shares of Class C Common Stock of the Company now have one vote per share, instead of three (the “Class B Conversion”).
Our participating securities includes Series A, B, C,
D-1,
D-2,
E, F, G,
G-1,
H-1,
H-3
and Acquisition Preferred Stock, as the holders of these series of preferred stock are entitled to receive a noncumulative dividend on a pari passu
basis in the event that a dividend is paid on common stock, as well as holders of certain vested RSUs that have a non-forfeitable
right to dividends in the event that a dividend is paid on common stock. The holders of our Junior Preferred Stock are not entitled to receive dividends and are not included as participating securities. The holders of Series A, B, C,
D-1,
D-2,
E, F, G,
G-1,
H-1,
H-3
and Acquisition Preferred Stock as well as the holders of certain vested RSUs with a non-forfeitable
right to dividends, do not have a contractual obligation to share in our losses. As such, our net losses for the three and nine months ended September 30, 2021 and 2020, were not allocated to these participating securities.
Basic net loss per share is computed by dividing net loss attributable to Legacy WeWork attributable to its Class A Common and Class B Common stockholders by the weighted-average number of shares of our Class A Common Stock and Class B Common Stock outstanding during the period.
For the computation of diluted net loss per share, net loss per share attributable to common stockholders for basic net loss per share is adjusted by the effect of dilutive securities, including awards under our equity compensation plans. Diluted net loss per share attributable to common stockholders is computed by dividing the resulting net loss attributable to Legacy WeWork attributable to its Class A Common and Class B Common stockholders by the weighted-average number of fully diluted common shares outstanding. In the three and nine months ended September 30, 2021 and 2020, our potential dilutive shares, such as stock options, restricted stock, RSUs, warrants, convertible notes, WeWork Partnerships Profits Interest Units and shares of convertible Series A, B, C,
D-1,
D-2,
E, F, G,
G-1,
H-1,
H-3,
Acquisition and Junior Preferred Stock, were not included in the computation of diluted net loss per share as the effect of including these shares in the computation would have been anti-dilutive.
The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except share and per share data)	2021	2020	2021	2020
Numerator:

Net loss attributed to Legacy WeWork	$(802,400)	$(941,263)	$(3,723,600)	$(1,988,961)

Net loss attributable to Class A and Class B Common Stockholders (1)	$(802,400)	$(941,263)	$(3,723,600)	$(1,988,961)

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except share and per share data)	2021	2020	2021	2020
Denominator:
Basic shares:
Weighted-average shares - Basic	$176,708,911	$170,715,288	$174,750,082	$170,699,512

Diluted shares:
Weighted-average shares - Diluted	176,708,911	170,715,288	174,750,082	170,699,512

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(4.54)	$(5.51)	$(21.31)	$(11.65)
Diluted	$(4.54)	$(5.51)	$(21.31)	$(11.65)

(1)	The three and nine months ended September 30, 2021 are comprised of only Class A Common Shares as noted above
The following table presents the total weighted-average number of potentially dilutive shares that were excluded from the computation of diluted net loss per share attributable to Class A and Class B common stockholders because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition	499,017,295	368,880,021	479,428,730	311,649,869
Convertible Preferred Stock Series Junior	1,500	1,500	1,500	1,500
Convertible notes	566,933	785,302	647,722	785,302
Stock options not subject to performance conditions	14,199,888	5,896,092	14,792,461	7,512,202
Vested RSUs with non-forfeitable dividend rights	534,021	614,335	592,396	574,087
Warrants	6,363,810	135,605,113	25,844,951	135,751,920

Note 23. Net Loss Per Share
We compute net loss per share of Class A Common Stock and Class B Common Stock under the two-class method required for multiple classes of common stock and participating securities. The rights, including the liquidation and dividend rights, of the Class A Common Stock and Class B Common Stock are substantially identical, other than voting rights. The shares of Class C Common Stock are deemed to be a non-economic interest. Accordingly, only the Class A Common Stock and Class B Common Stock share in our net losses.
Our participating securities includes Series A, B, C, D-1, D-2, E, F, G, G-1, H-1 and Acquisition Preferred Stock, as the holders of these series of preferred stock are entitled to receive a noncumulative dividend on a pari passu
basis in the event that a dividend is paid on common stock, and holders of certain vested RSUs that have a non-forfeitable right to dividends in the event that a dividend is paid on common stock. The holders of our Junior Preferred Stock are not entitled to receive dividends and are not included as participating securities. The holders of Series A, B, C, D-1, D-2, E, F, G, G-1, H-1 and Acquisition Preferred Stock as well as the holders of certain vested RSUs with a non-forfeitable right to dividends, do not have a contractual obligation to share in our losses. As such, our net losses for the years ended December 31, 2020, 2019 and 2018 were not allocated to these participating securities.
Basic net loss per share is computed by dividing net loss attributable to WeWork Inc. attributable to its Class A Common and Class B Common Stockholders by the weighted-average number of shares of our Class A Common Stock and Class B Common Stock outstanding during the period.
For the computation of diluted net loss per share, net loss per share attributable to common stockholders for basic net loss per share is adjusted by the effect of dilutive securities, including awards under our equity compensation plans. Diluted net loss per share attributable to common stockholders is computed by dividing the resulting net loss attributable to WeWork Inc. attributable to its Class A Common and Class B Common Stockholders by the weighted-average number of fully diluted common shares outstanding. In the years ended December 31, 2020, 2019 and 2018, our potential dilutive shares, such as stock options, restricted stock, RSUs, warrants, convertible notes, WeWork Partnerships Profits Interest and shares of convertible Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, Acquisition and Junior Preferred Stock were not included in the computation of diluted net loss per share as the effect of including these shares in the computation would have been anti-dilutive.
The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(Amounts in thousands, except share and per share data)	2020	2019	2018
Numerator:
Net loss attributed to WeWork Inc.	$(3,129,358)	$(3,264,738)	$(1,610,792)

Net loss attributable to Class A and Class B Common Stockholders	$(3,129,358)	$(3,264,738)	$(1,610,792)

Denominator:
Basic shares:
Weighted-average shares - Basic	170,275,761	168,436,109	163,148,918

Diluted shares:
Weighted-average shares - Diluted	170,275,761	168,436,109	163,148,918

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(18.38)	$(19.38)	$(9.87)

Diluted	$(18.38)	$(19.38)	$(9.87)

The following table presents the total weighted-average number of potentially dilutive shares that were excluded from the computation of diluted net loss per share attributable to Class A and Class B common stockholders because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31,
	2020	2019	2018
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1 and Acquisition	310,157,467	190,353,521	171,369,355
Convertible Preferred Stock Series Junior	1,500	1,500	1,500
Convertible notes	785,302	5,666,996	3,848,814
Stock options not subject to performance conditions	6,798,047	15,339,168	16,023,662
Unvested restricted stock/RSUs not subject to performance conditions	—	489,220	955,301
Vested RSUs with non-forfeitable dividend rights	594,412	432,472	272,185
Warrants	135,722,164	14,695,807	1,178,715
WeWork Partnerships Profits Interest Units not subject to performance conditions	—	550,387	—